Schedule Of Finite Lived Intangiable Assets Useful Life (Details)	Dec. 31, 2025
Copyrights [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Copyrights [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Licensed Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year
Licensed Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Trademark And Others [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Trademark And Others [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	5 years